Subsequent Events - Additional Information (Details) $ / shares in Units, ₩ in Millions	Apr. 16, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Nov. 28, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Nov. 28, 2023 KRW (₩)	Feb. 24, 2023 $ / shares	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares					$ 0.0001		$ 0.0001
Borrowings				$ 7,674,154	$ 21,957,620			$ 18,606,006
KEB Hana Bank
Disclosure of non-adjusting events after reporting period [line items]
Maturity date for borrowings			November 28, 2026
Minimum required capital injection of loan terms			$ 8,500,000
Loan agreements one | KEB Hana Bank
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 4,200,000			₩ 5,500
Loan agreements one | KEB Hana Bank | Certificate of deposit | Floating Interest Rate
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			2.08%			2.08%
Loan agreements two | KEB Hana Bank
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 1,100,000			₩ 1,500
Loan agreements two | KEB Hana Bank | Certificate of deposit | Floating Interest Rate
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			1.76%			1.76%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Convertible promissory notes aggregate principal amount	$ 1,175,000	$ 1,250,000
Convertible promissory notes maturity date	Apr. 16, 2025	Feb. 16, 2025
Convertible note divided portion of principal amount	$ 5.03	$ 6.21
Aggregate shares of convertible notes | shares	233,600	201,290
Major ordinary share transactions | Ordinary shares, par value $0.0001 per share [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001